Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense [Abstract]
Federal		$ 26,510	$ 20,904	$ 19,864
State		2,221	1,524	1,647
Total current tax expense		28,731	22,428	21,511
Enactment of Federal Tax Reform		5,054	0	0
Deferred tax (benefit) expense		(183)	3,261	3,011
Total income tax expense		33,602	25,689	24,522
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration		(4,087)	(5,474)
Difference in reporting the allowance for loan losses, net		12,002	18,117
Other income or expense not yet reported for tax purposes		(327)	129
Depreciable assets		(325)	(638)
Net deferred tax asset at end of year		7,263	12,134	15,395
Net deferred tax asset at beginning of year	$ 7,263	12,134	15,395
Enactment of Federal Tax Reform		5,054	0	0
Deferred tax expense		(183)	3,261	$ 3,011
Deferred tax assets, unrealized losses on available-for-sale securities		2,300	4,400
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans		(1,200)	$ (339)
Income Tax Disclosure [Line Items]
Change in tax rate, Deferred tax asset, Provisional income tax expense		$ 5,100
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate		35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from [Abstract]
Tax exempt income		(0.10%)	(0.10%)	(0.10%)
State income tax (including alternative minimum tax), net of federal tax benefit		1.60%	1.80%	1.80%
Enactment of Tax Reform		6.60%	0.00%	0.00%
Other items		0.70%	0.90%	0.00%
Effective income tax rate		43.80%	37.60%	36.70%
Open Tax Years [Abstract]
Annual deduction for compensation paid to employee		$ 1,000
Plan [Member]
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year		2014
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year		2017
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year		2014
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year		2017